Financial Instruments - Credit Losses Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) projects	Jun. 30, 2020 loan	Jun. 30, 2020 equityaccountedjointventures	Jun. 30, 2020 vessel	Jun. 30, 2020	Jun. 30, 2020 projects	Jun. 30, 2020 lease	Jan. 01, 2020 projects
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of loans to equity-accounted joint ventures | loan				2
Number of direct financing and sales-type leases | lease									3
Number of equity-accounted joint ventures					5		5
Number of LNG project counterparties | projects			2
Number of LNG projects | projects								2		2
Net Investment in Lease, Allowance for Credit Loss | $	$ 465	$ (100)
LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number Of Vessels | lease									9
LNG Carriers [Member] | Sales-Type or Direct Financing [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number Of Vessels | vessel						18
Bahrain Spirit [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number Of Vessels							1
Lessor, Direct financing lease, Term of contract	21 years		21 years
Bahrain LNG Joint Venture [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of LNG projects | projects								1		1
Lessor, Direct financing lease, Term of contract	20 years		20 years
Equity Method Investments [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net Investment in Lease, Allowance for Credit Loss | $	$ (423)	$ 8,980	$ 8,600
Loans and Finance Receivables [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Provision for Loan, Lease, and Other Losses | $	$ 300		$ 200